CONSOLIDATED STATEMENT OF CASHFLOWS - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated from operations	R 1,851.0	R 1,309.6	R 282.0
Finance income received	105.9	63.8	16.8
Dividend received	76.1	4.3	0.0
Finance expenses paid	(7.5)	(8.7)	(9.3)
Income tax paid	(452.1)	(240.1)	(1.2)
Net cash inflow from operating activities	1,573.4	1,128.9	288.3
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(395.7)	(181.1)	(347.4)
Environmental rehabilitation payments to reduce decommissioning liabilities	(51.0)	(22.1)	(16.6)
Proceeds on disposal of property, plant and equipment	0.1	0.7	5.8
Funds received from environmental obligation funds	0.0	0.0	55.2
Net cash outflow from investing activities	(446.6)	(202.5)	(303.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issue of ordinary shares	0.0	1,085.6	0.0
Share issue expenses	0.0	(0.5)	(0.3)
Acquisition of treasury shares	0.0	0.0	(0.3)
Dividends paid on ordinary shares	(640.9)	(564.5)	0.0
Borrowings raised	0.0	0.0	192.0
Borrowings paid	0.0	0.0	(192.0)
Initial fees incurred on borrowings	(1.0)	0.0	(3.6)
Repayment of lease liabilities	(11.6)	(11.4)	(3.7)
Net cash (outflow)/inflow from financing activities	(653.5)	509.2	(7.9)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	473.3	1,435.6	(22.6)
Impact of fluctuations in exchange rate on cash held	(8.4)	0.0	0.0
Cash and cash equivalents at the beginning of the year	1,715.1	279.5	302.1
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R 2,180.0	R 1,715.1	R 279.5